JPMORGAN TRUST I
270 PARK AVENUE
NEW YORK, NEW YORK 10017
March 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 579 (Amendment 580 under the Investment Company Act of 1940) filed electronically on February 22, 2019.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary

Appendix A
JPMorgan International Equity Funds
JPMorgan Emerging Economies Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan Global Research Enhanced Index Fund
JPMorgan Global Unconstrained Equity Fund
JPMorgan International Advantage Fund
JPMorgan International Equity Fund
JPMorgan International Equity Income Fund
JPMorgan International Unconstrained Equity Fund
JPMorgan International Value Fund